Fair Value Measurements - Reconciliation from amortized cost basis to net carrying amount and fair value (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Fair Value Measurements
Held-to-maturity investments, amortized cost basis	$ 117,299,993	$ 118,433,095
Interest earned on investments	10,928	307,051
Held-to-maturity investments, net carrying amount	117,310,921	118,740,146
Unrealized gain on investments	1,912	36,854
Held-to-maturity investments, fair value	$ 117,312,833	$ 118,177,000